Short-term loans (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2023
Debt Instrument [Line Items]
Bank guarantees		$ 45,900	$ 117,886
Decrease in bank gaurantees per terms of amended Credit Facility		$ 11,900
Line of credit outstanding amount			77,000
Line of credit utilized			$ 19,000
Expiration date	Jun. 30, 2026	Jun. 30, 2024
Minimum [Member]
Debt Instrument [Line Items]
Credit lines carried interest rate			4.94%
Borrowing capacity under the credit agreement	$ 5,000	$ 9,800		$ 5,000
Maximum [Member]
Debt Instrument [Line Items]
Credit lines carried interest rate			6.44%
Borrowing capacity under the credit agreement	$ 40,900	$ 72,000		$ 77,000